Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 17, 2023
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	dei_EntityCentralIndexKey	0001112996
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 17, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 21, 2023
Prospectus Date	rr_ProspectusDate	Feb. 21, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A